Schedule of Investments PIMCO Strategic Income Fund, Inc.	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 262.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 13.9%
Caesars Resort Collection LLC
2.834% (LIBOR03M + 2.750%) due 12/23/2024 ~		$100	$99
3.583% (LIBOR03M + 3.500%) due 07/21/2025 ~		2,664	2,670
Envision Healthcare Corp. 3.834% (LIBOR03M + 3.750%) due 10/10/2025 ~		8,387	7,486
Forbes Energy Services LLC TBD% due 12/31/2021 «		80	0
Instant Brands Holdings, Inc 5.750% (LIBOR03M + 5.000%) due 04/12/2028 «~		2,921	2,914
Intelsat Jackson Holdings S.A.
3.600% - 5.750% (LIBOR03M + 4.750%) due 10/13/2022 «~µ		710	705
8.000% (PRIME + 4.750%) due 11/27/2023 ~		10	10
IRB Holding Corp. 2.750% - 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~		427	427
Lealand Finance Company B.V.
1.084% (LIBOR03M + 1.000%) due 06/30/2025 ~		183	82
3.084% (LIBOR03M + 3.000%) due 06/30/2024 «~		28	17
MH Sub LLC 3.584% (LIBOR03M + 3.500%) due 09/13/2024 ~		58	58
Ortho-Clinical Diagnostics S.A. 3.083% (LIBOR03M + 3.000%) due 06/30/2025 ~		186	186
Padagis LLC 5.250% (LIBOR03M + 4.750%) due 07/06/2028 ~		1,400	1,400
PUG LLC 3.584% (LIBOR03M + 3.500%) due 02/12/2027 ~		16	15
Sequa Mezzanine Holdings LLC
7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		162	165
11.750% (LIBOR03M + 10.750%) due 04/28/2024 «~		8,329	8,288
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		3,000	3,194
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 «~		62	61
SS&C Technologies, Inc. 1.834% (LIBOR03M + 1.750%) due 04/16/2025 ~		85	84
Steenbok Lux Finco 2 Sa.r.l. (7.875% PIK) 7.875% (EUR003M) due 12/31/2022 ~(d)	EUR	1,020	1,211
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		$5,823	5,830
Team Health Holdings, Inc. 3.750% (LIBOR03M + 2.750%) due 02/06/2024 ~		3,292	3,219
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		1,842	1,842
Westmoreland Coal Company (15.000% PIK) 15.000% due 03/15/2029 (d)		6	1
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		17	17

Total Loan Participations and Assignments (Cost $38,429)			39,981

CORPORATE BONDS & NOTES 73.1%
BANKING & FINANCE 16.8%
Ally Financial, Inc. 8.000% due 11/01/2031		3	4
American Assets Trust LP 3.375% due 02/01/2031 (n)		600	622
Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025 (n)	EUR	2,100	2,495
3.625% due 09/24/2024 (n)		1,300	1,576
5.375% due 01/18/2028 •		100	88
8.000% due 01/22/2030 •		604	564
8.500% due 09/10/2030 •		300	286
10.500% due 07/23/2029 (n)		960	1,140
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	400	95
Bank of Ireland Group PLC 6.000% due 09/01/2025 •(j)(k)(n)	EUR	876	1,129
Bank of Nova Scotia 4.900% due 06/04/2025 •(j)(k)(n)		$1,811	1,951
Barclays PLC
6.375% due 12/15/2025 •(j)(k)	GBP	200	298
7.125% due 06/15/2025 •(j)(k)(n)		900	1,361

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

7.875% due 03/15/2022 •(j)(k)(n)		$200	205
BGC Partners, Inc. 3.750% due 10/01/2024 (n)		400	424
BNP Paribas S.A. 4.625% due 02/25/2031 •(j)(k)(n)		1,900	1,945
Corestate Capital Holding S.A. 3.500% due 04/15/2023 (n)	EUR	600	647
Credit Suisse Group AG
6.375% due 08/21/2026 •(j)(k)(n)		$600	660
7.500% due 07/17/2023 •(j)(k)(n)		200	214
Erste Group Bank AG 4.250% due 10/15/2027 •(j)(k)(n)	EUR	1,000	1,232
Essential Properties LP 2.950% due 07/15/2031 (n)		$100	101
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (n)		2,900	2,897
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025 (n)		100	103
HSBC Holdings PLC
4.600% due 12/17/2030 •(j)(k)		200	200
4.700% due 03/09/2031 •(j)(k)		200	203
5.875% due 09/28/2026 •(j)(k)	GBP	400	592
6.000% due 05/22/2027 •(j)(k)(n)		$600	659
ING Groep NV 5.750% due 11/16/2026 •(j)(k)(n)		200	219
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026		100	109
5.625% due 05/01/2024		300	327
5.750% due 02/01/2027		100	115
MPT Operating Partnership LP 0.993% due 10/15/2026 (c)	EUR	300	348
Natwest Group PLC
4.600% due 06/28/2031 •(j)(k)(n)		$800	806
8.000% due 08/10/2025 •(j)(k)(n)		300	355
Newmark Group, Inc. 6.125% due 11/15/2023		52	56
Owl Rock Capital Corp.
2.625% due 01/15/2027 (n)		1,000	1,003
2.875% due 06/11/2028 (n)		200	200
Pinnacol Assurance 8.625% due 06/25/2034 «(l)		2,600	3,362
Sabra Health Care LP 3.200% due 12/01/2031		600	588
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022 (n)		2,000	2,039
Sitka Holdings LLC 5.250% due 07/06/2026 •		282	286
Societe Generale S.A. 7.375% due 10/04/2023 •(j)(k)(n)		200	217
Standard Chartered PLC 4.750% due 01/14/2031 •(j)(k)(n)		1,000	1,009
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	93	161
5.661% due 10/13/2041		98	173
5.744% due 04/13/2040		107	189
5.801% due 10/13/2040 (n)		450	795
Trust Fibra Uno 6.390% due 01/15/2050 (n)		$4,600	5,454
UBS Group AG 5.125% due 07/29/2026 •(j)(k)(n)		200	217
UniCredit SpA 7.830% due 12/04/2023 (n)		2,240	2,564
Uniti Group LP
6.000% due 01/15/2030 (c)		2,738	2,721
7.125% due 12/15/2024 (n)		274	280
7.875% due 02/15/2025 (n)		2,954	3,125

			48,409

INDUSTRIALS 47.1%
AA Bond Co. Ltd. 5.500% due 07/31/2050 (n)	GBP	2,500	3,856
Air Canada Pass-Through Trust 3.600% due 09/15/2028 (n)		$2,013	2,053
Altice Financing S.A.
4.250% due 08/15/2029 (n)	EUR	405	461
5.750% due 08/15/2029		$945	917
American Airlines Pass-Through Trust
3.000% due 04/15/2030 (n)		159	159
3.350% due 04/15/2031 (n)		1,005	1,016
3.575% due 07/15/2029 (n)		381	390
3.700% due 04/01/2028		651	664
Associated Materials LLC 9.000% due 09/01/2025 (n)		1,042	1,103
Boeing Co.
3.250% due 02/01/2035 (n)		100	100

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

3.600% due 05/01/2034 (n)		300	314
5.150% due 05/01/2030 (n)		331	389
5.705% due 05/01/2040 (n)		586	746
5.805% due 05/01/2050 (n)		557	744
5.930% due 05/01/2060 (n)		878	1,202
6.125% due 02/15/2033 (n)		716	908
Bombardier, Inc.
6.000% due 02/15/2028 (n)		3,174	3,214
7.125% due 06/15/2026 (n)		2,051	2,156
7.500% due 12/01/2024		430	448
7.500% due 03/15/2025		6	6
7.875% due 04/15/2027 (n)		1,296	1,345
British Airways Pass-Through Trust
2.900% due 09/15/2036 (n)		500	504
3.300% due 06/15/2034 (n)		286	291
3.800% due 03/20/2033 (n)		81	85
Broadcom, Inc.
2.450% due 02/15/2031 (n)		1,400	1,357
2.600% due 02/15/2033 (n)		900	865
3.187% due 11/15/2036		1,200	1,199
3.419% due 04/15/2033 (n)		600	622
3.469% due 04/15/2034 (n)		2,400	2,474
3.500% due 02/15/2041 (n)		800	792
3.750% due 02/15/2051 (n)		300	300
4.300% due 11/15/2032 (n)		800	897
Cameron LNG LLC 3.402% due 01/15/2038 (n)		100	105
Cellnex Finance Co. S.A. 3.875% due 07/07/2041 (n)		1,400	1,378
CGG S.A.
7.750% due 04/01/2027	EUR	416	491
8.750% due 04/01/2027 (n)		$4,612	4,649
Charter Communications Operating LLC
3.500% due 06/01/2041 (n)		500	492
3.850% due 04/01/2061 (n)		300	287
3.900% due 06/01/2052 (n)		2,900	2,894
4.400% due 12/01/2061 (n)		4,700	4,898
4.800% due 03/01/2050 (n)		105	118
Community Health Systems, Inc. 8.000% due 03/15/2026		294	312
CVS Pass-Through Trust 7.507% due 01/10/2032 (n)		651	820
Delta Air Lines, Inc.
3.625% due 03/15/2022		100	101
4.375% due 04/19/2028		100	107
4.750% due 10/20/2028		200	223
7.000% due 05/01/2025 (n)		417	486
7.375% due 01/15/2026 (n)		785	925
Energy Transfer LP 5.300% due 04/01/2044 (n)		100	116
Envision Healthcare Corp. 8.750% due 10/15/2026 (n)		2,108	1,715
EQM Midstream Partners LP
4.500% due 01/15/2029 (n)		800	831
4.750% due 01/15/2031 (n)		3,000	3,124
Exela Intermediate LLC 10.000% due 07/15/2023 (n)		65	50
Ferroglobe PLC 9.375% due 12/31/2025 (l)		650	671
Frontier Finance PLC 8.000% due 03/23/2022	GBP	488	671
Gazprom OAO Via Gaz Capital S.A. 8.625% due 04/28/2034 (n)		$1,710	2,526
HollyFrontier Corp. 4.500% due 10/01/2030 (n)		4,029	4,392
Hyatt Hotels Corp. 3.120% (US0003M + 3.000%) due 09/01/2022 ~(n)		1,500	1,502
iHeartCommunications, Inc. 6.375% due 05/01/2026 (n)		617	652
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050 (n)		400	450
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(e)(n)		105	28
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(e)		1,970	1,102
8.000% due 02/15/2024 (n)		60	62
8.500% due 10/15/2024 ^(e)(n)		4,184	2,392
9.750% due 07/15/2025 ^(e)(n)		4,167	2,269
Las Vegas Sands Corp.
3.200% due 08/08/2024		100	103
3.500% due 08/18/2026		100	102
3.900% due 08/08/2029 (n)		300	306
Level 3 Financing, Inc. 3.875% due 11/15/2029 (n)		100	107
Marriott International, Inc. 2.750% due 10/15/2033		100	98

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

Mileage Plus Holdings LLC 6.500% due 06/20/2027 (n)		1,000	1,089
NCL Corp. Ltd. 10.250% due 02/01/2026 (n)		2,628	3,020
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (n)		5,400	6,077
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (d)		54	60
Oracle Corp.
3.850% due 04/01/2060 (n)		200	204
4.100% due 03/25/2061 (l)(n)		900	960
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025		11	12
Petroleos Mexicanos
2.750% due 04/21/2027 (n)	EUR	4,038	4,410
5.350% due 02/12/2028 (n)		$326	322
5.950% due 01/28/2031 (n)		1,100	1,068
6.490% due 01/23/2027		40	42
6.500% due 03/13/2027 (n)		612	647
6.750% due 09/21/2047		20	17
6.840% due 01/23/2030 (n)		610	631
6.950% due 01/28/2060 (n)		150	131
7.690% due 01/23/2050		60	57
Prosus NV
1.985% due 07/13/2033 (n)	EUR	500	567
3.061% due 07/13/2031 (n)		$1,100	1,075
3.680% due 01/21/2030		2,900	3,010
Rolls-Royce PLC
3.625% due 10/14/2025 (n)		200	203
4.625% due 02/16/2026	EUR	200	257
Sands China Ltd.
2.300% due 03/08/2027		$400	387
2.850% due 03/08/2029		400	385
3.250% due 08/08/2031		200	193
3.800% due 01/08/2026 (n)		400	413
4.375% due 06/18/2030 (n)		200	209
5.125% due 08/08/2025 (n)		200	216
5.400% due 08/08/2028 (n)		2,998	3,315
Santos Finance Ltd. 3.649% due 04/29/2031 (n)		500	510
Schenck Process Holding GmbH 6.875% due 06/15/2023	EUR	200	234
Spirit AeroSystems, Inc. 3.950% due 06/15/2023 (n)		$1,360	1,387
Syngenta Finance NV
5.182% due 04/24/2028 (n)		200	225
5.676% due 04/24/2048 (n)		5,000	6,106
Tencent Holdings Ltd.
3.680% due 04/22/2041 (n)		300	312
3.840% due 04/22/2051 (n)		1,200	1,250
3.940% due 04/22/2061 (n)		800	857
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021 (n)		64	64
Topaz Solar Farms LLC
4.875% due 09/30/2039 (n)		805	872
5.750% due 09/30/2039		2,060	2,478
TransDigm, Inc. 5.500% due 11/15/2027		20	21
Transocean Pontus Ltd. 6.125% due 08/01/2025 (n)		54	54
Transocean, Inc.
7.250% due 11/01/2025 (n)		120	100
8.000% due 02/01/2027		38	30
Triumph Group, Inc. 6.250% due 09/15/2024		12	12
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027 (n)		109	111
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (n)		2,798	2,977
UAL Pass-Through Trust 6.636% due 01/02/2024 (n)		835	864
Unigel Luxembourg S.A. 8.750% due 10/01/2026 (n)		200	215
United Airlines Pass-Through Trust
4.150% due 02/25/2033 (n)		82	88
5.875% due 04/15/2029 (n)		2,782	3,119
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (d)		17	17
Vale Overseas Ltd.
6.875% due 11/21/2036		26	35
6.875% due 11/10/2039		25	34
Vale S.A. 2.762% due 12/29/2049 «~(j)	BRL	50,000	5,089
Viking Cruises Ltd. 13.000% due 05/15/2025 (n)		$100	115

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

Windstream Escrow LLC 7.750% due 08/15/2028		50	52
Wolverine Escrow LLC
8.500% due 11/15/2024 (n)		5,978	5,567
9.000% due 11/15/2026		914	845

			135,749

UTILITIES 9.2%
AT&T, Inc.
3.500% due 06/01/2041 (n)		345	355
3.650% due 06/01/2051 (n)		412	421
3.850% due 06/01/2060 (n)		625	648
DTEK Finance PLC (1.500% Cash and 3.500% PIK) 5.000% due 12/31/2027 (d)		2,305	1,417
FEL Energy SARL 5.750% due 12/01/2040 (n)		1,293	1,355
Gazprom Neft OAO Via GPN Capital S.A. 6.000% due 11/27/2023 (n)		5,600	6,161
Lumen Technologies, Inc. 4.000% due 02/15/2027 (n)		96	98
NGD Holdings BV 6.750% due 12/31/2026 (n)		1,479	1,437
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(n)		361	357
Oi S.A. 10.000% due 07/27/2025 (n)		3,220	3,027
Pacific Gas & Electric Co.
3.000% due 06/15/2028 (n)		800	815
3.250% due 06/01/2031 (n)		1,442	1,438
3.500% due 08/01/2050 (n)		574	523
3.750% due 08/15/2042 ^(n)		100	91
3.950% due 12/01/2047 ^(n)		300	289
4.000% due 12/01/2046 ^(n)		200	193
4.200% due 06/01/2041 (n)		200	197
4.300% due 03/15/2045 ^(n)		100	99
4.450% due 04/15/2042 ^(n)		220	220
4.500% due 07/01/2040 (n)		708	724
4.550% due 07/01/2030 (n)		1,273	1,377
4.600% due 06/15/2043 ^(n)		100	100
4.750% due 02/15/2044 ^(n)		1,650	1,683
4.950% due 07/01/2050 (n)		765	815
Peru LNG SRL 5.375% due 03/22/2030 (n)		859	697
Petrobras Global Finance BV 6.750% due 06/03/2050 (n)		600	653
Rio Oil Finance Trust
9.250% due 07/06/2024 (n)		369	406
9.750% due 01/06/2027 (n)		594	700
Southern California Edison Co. 4.875% due 03/01/2049 (n)		100	120
Transocean Poseidon Ltd. 6.875% due 02/01/2027		60	60

			26,476

Total Corporate Bonds & Notes (Cost $206,483)			210,634

CONVERTIBLE BONDS & NOTES 0.3%
BANKING & FINANCE 0.3%
Corestate Capital Holding S.A. 1.375% due 11/28/2022 (n)	EUR	700	748

Total Convertible Bonds & Notes (Cost $717)			748

MUNICIPAL BONDS & NOTES 1.6%
CALIFORNIA 0.0%
Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2021 3.000% due 06/01/2046 (c)		$100	102

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		60	69
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		15	19
7.350% due 07/01/2035		10	13

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	55	64

		165

PUERTO RICO 0.6%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(e)	1,900	1,643

WEST VIRGINIA 0.9%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)	25,300	2,743

Total Municipal Bonds & Notes (Cost $3,975)		4,653

U.S. GOVERNMENT AGENCIES 119.5%
Fannie Mae
1.102% due 12/25/2042 ~(a)	3,634	117
1.753% due 08/25/2054 ~(a)(n)	7,250	499
2.135% due 09/01/2028 •	2	2
2.320% due 12/01/2028 •	12	12
2.325% due 11/01/2027 •	9	9
2.400% due 03/01/2032 •	59	60
2.500% due 12/25/2027 - 01/25/2051 (a)(n)	2,089	152
3.000% due 06/25/2050 (a)(n)	1,428	190
3.500% due 07/25/2036 (a)(n)	4,539	542
3.500% due 07/25/2042 - 12/25/2049 (a)	552	63
4.000% due 06/25/2050 (a)(n)	886	139
4.250% due 11/25/2024 (n)	108	110
4.500% due 07/25/2040 (n)	591	638
5.000% due 07/25/2037 (a)	769	99
5.000% due 01/25/2038 - 07/25/2038 (n)	3,800	4,322
5.067% due 12/25/2042 ~	21	22
5.278% due 02/25/2042 ~	332	366
5.500% due 07/25/2024	3	3
5.500% due 11/25/2032 - 04/25/2035 (n)	4,010	4,540
5.570% due 10/25/2042 ~	9	10
5.750% due 06/25/2033	15	17
5.807% due 08/25/2043	1,013	1,140
5.836% due 07/25/2029 •	660	723
5.871% due 06/25/2043 •(a)	5	1
5.914% due 10/25/2049 •(a)(n)	8,299	1,844
5.964% due 02/25/2049 •(a)	208	27
6.000% due 09/25/2031 (n)	107	121
6.000% due 01/25/2044	715	821
6.014% due 07/25/2050 •(a)(n)	1,510	241
6.059% due 10/25/2042 ~	238	272
6.500% due 06/25/2023 - 11/01/2047	2,383	2,752
6.500% due 09/25/2031 - 03/25/2032 (n)	378	442
6.664% due 07/25/2041 •(a)(n)	727	90
6.850% due 12/18/2027	6	6
7.000% due 06/18/2027 - 01/01/2047	701	803
7.000% due 02/25/2035 (n)	101	114
7.000% due 09/25/2041 ~	263	288
7.500% due 10/25/2022 - 06/25/2044	677	794
7.500% due 06/19/2041 ~	69	81
7.700% due 03/25/2023	2	2
8.000% due 06/19/2041 ~	536	633
8.500% due 10/25/2021 - 06/25/2030	138	156
9.496% due 07/15/2027	1	1
Freddie Mac
0.000% due 02/25/2046 (b)(h)	1,192	1,001
0.100% due 02/25/2046 (a)	1,192	0
1.868% due 05/15/2038 ~(a)(n)	3,275	159
1.872% due 08/15/2036 ~(a)(n)	1,731	85
1.943% due 11/15/2038 ~(a)(n)	13,362	857
2.079% due 11/25/2045 ~(a)	5,336	592
2.158% due 04/01/2033 •	1	1
2.262% due 12/01/2026 •	3	3
3.000% due 11/25/2050 - 01/25/2051 (a)(n)	11,836	1,505
3.500% due 05/25/2050 (a)(n)	705	122
4.200% due 11/15/2048 •(a)(n)	8,978	795
4.500% due 06/25/2050 (a)(n)	1,035	141
4.971% due 07/25/2032 ~	79	88
5.000% due 02/15/2024	1	1
5.236% due 10/25/2029 •	650	712
5.500% due 04/01/2039 - 06/15/2041 (n)	2,860	3,312
5.914% due 04/25/2048 - 11/25/2049 •(a)(n)	34,261	7,013
6.000% due 12/15/2028 - 03/15/2035 (n)	1,118	1,282
6.000% due 04/15/2031 - 02/01/2034	100	111
6.064% due 05/25/2050 •(a)(n)	933	163
6.500% due 09/15/2023 - 09/01/2047	2,077	2,439
6.500% due 10/15/2023 - 07/15/2032 (n)	1,974	2,286
6.500% due 09/25/2043 ~	39	48
6.900% due 09/15/2023	43	45

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

7.000% due 05/15/2023 - 10/25/2043		643	741
7.000% due 01/15/2024 - 09/01/2036 (n)		1,358	1,544
7.500% due 05/15/2024 - 12/01/2030 (n)		532	591
7.500% due 08/01/2024 - 02/25/2042		337	366
7.636% due 12/25/2027 •		1,582	1,715
8.000% due 08/15/2022 - 04/15/2030		84	92
10.836% due 03/25/2025 •		263	271
Ginnie Mae
5.963% due 08/20/2049 - 09/20/2049 •(a)(n)		76,678	13,055
6.000% due 04/15/2029 - 12/15/2038		328	372
6.000% due 07/15/2037 - 11/15/2038 (n)		483	548
6.113% due 06/20/2047 •(a)(n)		7,754	1,416
6.500% due 11/20/2024 - 10/20/2038		256	285
7.000% due 04/15/2024 - 06/15/2026		18	18
7.500% due 06/15/2023 - 03/15/2029		351	362
8.500% due 05/15/2022 - 02/15/2031		7	7
Ginnie Mae, TBA 4.000% due 11/01/2051		20,000	21,433
Small Business Administration
4.625% due 02/01/2025		30	32
5.510% due 11/01/2027		138	151
5.780% due 08/01/2027		8	9
5.820% due 07/01/2027		11	12
Uniform Mortgage-Backed Security
4.000% due 06/01/2047 - 06/01/2048		443	476
4.000% due 09/01/2047 - 11/01/2047 (n)		8,571	9,249
4.500% due 09/01/2023 - 08/01/2041		165	182
6.000% due 12/01/2032 - 04/01/2039		579	681
6.000% due 04/01/2035 - 06/01/2040 (n)		2,293	2,693
6.500% due 09/01/2028 - 02/01/2038		833	953
6.500% due 12/01/2036 (n)		164	192
7.500% due 05/01/2022		2	2
8.000% due 12/01/2022 - 06/01/2032		108	117
Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2051 - 12/01/2051		43,600	44,859
3.000% due 12/01/2051		29,100	30,362
3.500% due 11/01/2051 - 12/01/2051		50,000	52,945
4.000% due 10/01/2051 - 11/01/2051		103,500	110,914
Vendee Mortgage Trust
6.500% due 03/15/2029		62	66
6.750% due 02/15/2026 - 06/15/2026		40	44
7.500% due 09/15/2030		1,194	1,411

Total U.S. Government Agencies (Cost $344,073)			344,191

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.3%
Adjustable Rate Mortgage Trust
2.623% due 07/25/2035 ~		245	247
2.835% due 08/25/2035 ~		253	252
Banc of America Mortgage Trust 2.497% due 02/25/2035 ~		7	7
Bancorp Commercial Mortgage Trust 3.834% due 08/15/2032 •(n)		3,300	2,900
BCAP LLC Trust 0.488% due 07/26/2036 ~		211	191
Bear Stearns ALT-A Trust 3.445% due 08/25/2036 ^~		240	155
Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~		190	192
5.934% due 12/11/2040 ~		749	714
Citigroup Commercial Mortgage Trust 5.697% due 12/10/2049 ~		1,220	653
Citigroup Mortgage Loan Trust, Inc. 7.000% due 09/25/2033		1	1
Commercial Mortgage Loan Trust 6.171% due 12/10/2049 ~		3,418	1,589
Countrywide Alternative Loan Trust 0.506% due 07/25/2046 ^•		1,169	1,105
Countrywide Home Loan Mortgage Pass-Through Trust
0.726% due 03/25/2035 •		905	835
1.956% due 03/25/2046 ^•		1,356	887
2.786% due 08/25/2034 ~		230	231
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 11/25/2034		418	442
7.500% due 06/25/2035 ^		82	88
Credit Suisse Commercial Mortgage Trust 5.457% due 02/15/2040 ~		2,175	313
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.000% due 02/25/2034		286	297
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.500% due 03/25/2036 ^		799	262
Eurosail PLC
1.667% due 09/13/2045 •	GBP	1,582	2,063
2.317% due 09/13/2045 •		1,130	1,484
3.917% due 09/13/2045 •		960	1,354

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

GC Pastor Hipotecario FTA 0.000% due 06/21/2046 •	EUR	1,025	1,101
GMAC Mortgage Corp. Loan Trust 2.806% due 08/19/2034 ~		$20	19
GS Mortgage Securities Corp. Trust 4.744% due 10/10/2032 ~		2,600	2,554
GSAA Home Equity Trust 6.000% due 04/01/2034		554	598
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043		1,464	1,665
7.500% due 06/19/2027 ~		17	17
8.000% due 09/19/2027 ~		355	352
GSR Mortgage Loan Trust
0.416% due 12/25/2034 •		121	119
1.840% due 03/25/2033 •		1	1
6.500% due 01/25/2034		11	12
IM Pastor Fondo de Titluzacion Hipotecaria 0.000% due 03/22/2043 •	EUR	299	322
JP Morgan Chase Commercial Mortgage Securities Trust 5.623% due 05/12/2045		$43	31
JP Morgan Mortgage Trust
2.691% due 10/25/2036 ^~		895	843
5.500% due 06/25/2037 ^		44	44
MASTR Adjustable Rate Mortgages Trust 2.935% due 10/25/2034 ~		419	426
MASTR Alternative Loan Trust
6.250% due 07/25/2036		271	220
6.500% due 03/25/2034		549	564
7.000% due 04/25/2034		22	22
MASTR Reperforming Loan Trust
7.000% due 05/25/2035		2,767	2,505
7.500% due 07/25/2035		1,390	1,306
MFA Trust 3.661% due 01/26/2065 ~		300	304
Morgan Stanley Resecuritization Trust 2.762% due 12/26/2046 ~		7,439	6,851
NAAC Reperforming Loan REMIC Trust
7.000% due 10/25/2034 ^		656	659
7.500% due 03/25/2034 ^		1,842	1,901
7.500% due 10/25/2034 ^		1,967	1,986
Newgate Funding PLC
0.706% due 12/15/2050 •	EUR	1,524	1,714
0.956% due 12/15/2050 •		1,524	1,693
RBSSP Resecuritization Trust
6.000% due 02/26/2037 ~		$2,611	1,975
6.250% due 12/26/2036 ~		5,238	2,754
Residential Accredit Loans, Inc. Trust 6.000% due 08/25/2035 ^		1,049	1,033
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		244	270
8.500% due 11/25/2031		639	474
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^		2,337	1,649
WaMu Mortgage Pass-Through Certificates Trust 2.796% due 05/25/2035 ~		83	88
Washington Mutual Mortgage Pass-Through Certificates Trust
7.000% due 03/25/2034		77	83
7.500% due 04/25/2033		154	159

Total Non-Agency Mortgage-Backed Securities (Cost $51,920)			52,576

ASSET-BACKED SECURITIES 7.3%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.611% due 11/25/2032 ^•		39	0
Bear Stearns Asset-Backed Securities Trust 0.500% due 09/25/2034 •		250	243
Conseco Finance Corp. 6.530% due 02/01/2031 ~		77	74
Conseco Finance Securitizations Corp. 7.960% due 05/01/2031		1,457	594
Countrywide Asset-Backed Certificates
0.286% due 06/25/2037 ^•		1,755	1,849
0.346% due 12/25/2036 ^•		2,309	2,302
Countrywide Asset-Backed Certificates Trust 1.736% due 11/25/2034 •		2,297	2,217
Credit-Based Asset Servicing & Securitization LLC 4.835% due 12/25/2037 þ		73	74
ECAF Ltd. 4.947% due 06/15/2040		1,522	1,457
Elmwood CLO Ltd. 0.000% due 04/20/2034 ~		1,213	1,060
Encore Credit Receivables Trust 0.821% due 07/25/2035 •		576	573
Flagship Credit Auto Trust 0.000% due 12/15/2025 «(h)		12	1,677

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

Greenpoint Manufactured Housing 8.300% due 10/15/2026 ~		9	9
Madison Park Funding Ltd. 0.000% due 07/27/2047 ~		500	370
Marlette Funding Trust
0.000% due 12/15/2028 «(a)(h)		6	553
0.000% due 04/16/2029 «(h)		10	792
0.000% due 07/16/2029 «(h)		7	664
National Collegiate Commutation Trust 0.000% due 03/25/2038 •		10,400	3,184
Oakwood Mortgage Investors, Inc. 0.314% due 06/15/2032 •		5	5
Residential Asset Mortgage Products Trust 8.500% due 12/25/2031		10	6
SMB Private Education Loan Trust 0.000% due 10/15/2048 «(h)		5	1,780
SoFi Consumer Loan Program LLC 0.000% due 05/26/2026 (h)		41	1,562

Total Asset-Backed Securities (Cost $34,660)			21,045

SOVEREIGN ISSUES 8.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		647	221
1.000% due 07/09/2029		269	104
1.125% due 07/09/2035 þ		1,131	360
1.125% due 07/09/2046 þ		115	38
2.000% due 01/09/2038 þ(n)		4,388	1,703
2.500% due 07/09/2041 þ(n)		1,880	690
Egypt Government International Bond 6.375% due 04/11/2031	EUR	1,600	1,821
Export-Import Bank of India 2.250% due 01/13/2031 (n)		$3,320	3,091
Ghana Government International Bond
6.375% due 02/11/2027 (n)		323	305
7.875% due 02/11/2035 (n)		388	350
Panama Government International Bond 4.500% due 04/16/2050 (n)		3,000	3,277
Peru Government International Bond 6.900% due 08/12/2037	PEN	10,700	2,499
Romania Government International Bond 2.000% due 04/14/2033	EUR	7,500	8,303
South Africa Government International Bond 5.750% due 09/30/2049 (n)		$400	382
Venezuela Government International Bond
6.000% due 12/09/2020		135	13
8.250% due 10/13/2024 ^(e)		13	1
9.250% due 09/15/2027 ^(e)		171	19

Total Sovereign Issues (Cost $25,495)			23,177

		SHARES
COMMON STOCKS 3.7%
COMMUNICATION SERVICES 1.3%
Clear Channel Outdoor Holdings, Inc. (f)		291,816	791
iHeartMedia, Inc. 'A' (f)		68,102	1,704
iHeartMedia, Inc. 'B' «(f)		52,880	1,190

			3,685

ENERGY 0.2%
Axis Energy Services 'A' «(f)(l)		422	6
Noble Corp. (f)(l)		17,389	471
Valaris Ltd. (f)		1,412	49

			526

INDUSTRIALS 1.2%
Neiman Marcus Group Ltd. LLC «(f)(l)		32,851	3,528
Noble Corp. «(f)		1,690	46
Westmoreland Mining Holdings LLC «(f)(l)		70	0

			3,574

MATERIALS 1.0%
Associated Materials Group, Inc. «(f)(l)		397,884	2,805

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

Total Common Stocks (Cost $7,519)			10,590

WARRANTS 0.2%
INFORMATION TECHNOLOGY 0.2%
Windstream Holdings LLC - Exp. 09/21/2055 «		28,052	673

Total Warrants (Cost $129)			673

PREFERRED SECURITIES 8.0%
BANKING & FINANCE 7.9%
Capital Farm Credit ACA 5.000% due 03/15/2026 •(j)		1,300,000	1,347
Charles Schwab Corp. 4.000% due 12/01/2030 •(j)		100,000	103
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(j)		1,000,000	1,103
Nationwide Building Society 10.250% ~(j)		36,440	9,624
Stichting AK Rabobank Certificaten 19.437% due 12/29/2049 þ(j)		5,317,100	8,873
Wells Fargo & Co. 3.900% due 03/15/2026 •(j)		1,700,000	1,754

			22,804

INDUSTRIALS 0.1%
General Electric Co. 3.446% (US0003M + 3.330%) due 12/15/2021 ~(j)		139,000	136

Total Preferred Securities (Cost $19,043)			22,940

REAL ESTATE INVESTMENT TRUSTS 0.8%
REAL ESTATE 0.8%
Uniti Group, Inc.		73,539	910
VICI Properties, Inc.		44,227	1,256

Total Real Estate Investment Trusts (Cost $1,133)			2,166

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.5%
REPURCHASE AGREEMENTS (m) 0.5%			1,531

ARGENTINA TREASURY BILLS 0.0%
10.327% due 02/28/2022 (h)(i)	ARS	19,776	109

U.S. TREASURY BILLS 7.0%
0.051% due 02/17/2022 - 03/31/2022 (g)(h)		$20,185	20,180

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.046% due 01/04/2022 (h)(i)		100	100

Total Short-Term Instruments (Cost $21,922)			21,920

Total Investments in Securities (Cost $755,498)			755,294

Total Investments 262.2% (Cost $755,498)			$755,294
Financial Derivative Instruments (o)(p) 0.1%(Cost or Premiums, net $736)			859
Other Assets and Liabilities, net (162.5)%			(468,125)

Net Assets 100.0%			$288,028

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Coupon represents a yield to maturity.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.
(l)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Associated Materials Group, Inc.	08/24/2020	$2,527	$2,805	0.97%
Axis Energy Services 'A'	07/01/2021	6	6	0.00
Ferroglobe PLC 9.375% due 12/31/2025	10/04/2021	568	671	0.23
Neiman Marcus Group Ltd. LLC	08/25/2019	1,058	3,528	1.22
Noble Corp.	02/27/2021	219	471	0.16
Oracle Corp. 4.100% due 03/25/2061	07/08/2021	1,005	960	0.33
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	2,600	3,362	1.17
Westmoreland Mining Holdings LLC	03/26/2019	0	0	0.00

$7,983	$11,803	4.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$1,531	U.S. Treasury Notes 0.250% due 09/30/2023	$(1,562)	$1,531	$1,531

Total Repurchase Agreements	$(1,562)	$1,531	$1,531

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	0.070%	09/14/2021	10/14/2021	$(11,267)	$(11,267)
BPS	(2.500)	08/19/2021	TBD(2)	EUR	(563)	(650)
(0.350)	08/13/2021	11/15/2021	(352)	(408)
(0.350)	08/19/2021	11/16/2021	(983)	(1,138)
(0.300)	08/19/2021	11/16/2021	(901)	(1,043)
(0.250)	07/19/2021	10/19/2021	(3,312)	(3,834)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

	0.140	09/23/2021	10/07/2021		$(9,689)	(9,690)
	0.240	09/03/2021	10/01/2021		(430)	(430)
	0.250	09/03/2021	10/01/2021		(15,897)	(15,901)
	0.250	09/07/2021	10/01/2021		(8,723)	(8,725)
	0.250	09/07/2021	10/08/2021		(2,441)	(2,442)
	0.250	09/27/2021	11/10/2021		(8,847)	(8,848)
	0.250	09/30/2021	10/01/2021		(963)	(963)
	0.250	09/30/2021	11/10/2021		(907)	(907)
	0.250	10/01/2021	10/20/2021		(24,442)	(24,442)
	0.260	09/24/2021	10/20/2021		(6,584)	(6,584)
	0.300	08/31/2021	10/12/2021		(1,891)	(1,891)
	0.320	07/08/2021	10/08/2021		(6,131)	(6,135)
	0.320	09/30/2021	10/08/2021		(106)	(106)
	0.350	07/20/2021	01/20/2022		(4,516)	(4,519)
	0.350	08/12/2021	11/05/2021	GBP	(975)	(1,314)
	0.350	09/27/2021	11/10/2021		$(1,242)	(1,242)
	0.370	09/23/2021	10/20/2021		(324)	(324)
	0.380	09/03/2021	10/01/2021		(192)	(192)
	0.380	09/24/2021	10/20/2021		(250)	(250)
	0.390	09/24/2021	10/20/2021		(308)	(308)
	0.420	08/12/2021	10/12/2021		(2,606)	(2,607)
	0.430	09/03/2021	10/01/2021		(736)	(737)
	0.430	09/27/2021	11/10/2021		(1,627)	(1,627)
	0.430	10/01/2021	10/20/2021		(192)	(192)
	0.450	10/01/2021	10/20/2021		(716)	(716)
	0.490	08/27/2021	02/28/2022		(3,017)	(3,018)
	0.490	09/03/2021	03/03/2022		(2,776)	(2,777)
	0.500	07/09/2021	01/05/2022		(2,543)	(2,546)
	0.500	07/14/2021	01/12/2022		(3,939)	(3,944)
	0.500	07/20/2021	01/20/2022		(8,445)	(8,454)
	0.500	08/03/2021	02/03/2022		(3,598)	(3,601)
	0.510	09/03/2021	03/03/2022		(378)	(378)
	0.520	09/23/2021	03/21/2022		(4,411)	(4,412)
	0.550	09/03/2021	03/03/2022		(844)	(844)
	0.550	09/27/2021	11/10/2021		(13,767)	(13,768)
	0.700	07/20/2021	01/20/2022		(83)	(83)
BRC	(0.420)	08/19/2021	11/05/2021	EUR	(1,248)	(1,445)
	0.280	09/15/2021	11/15/2021	GBP	(2,502)	(3,371)
	0.300	09/01/2021	10/01/2021		$(650)	(650)
	0.350	09/10/2021	10/05/2021		(2,611)	(2,611)
	0.400	09/01/2021	10/01/2021		(5,307)	(5,309)
	0.400	10/01/2021	11/02/2021		(5,339)	(5,339)
	0.450	07/02/2021	10/04/2021		(193)	(194)
	0.480	07/02/2021	10/04/2021		(1,849)	(1,852)
	0.500	07/19/2021	01/19/2022		(1,209)	(1,210)
	0.500	07/26/2021	01/26/2022		(283)	(284)
	0.500	09/24/2021	03/21/2022		(1,553)	(1,553)
	0.550	07/02/2021	10/04/2021		(283)	(283)
	0.850	07/02/2021	10/04/2021		(1,245)	(1,247)
CEW	(0.460)	08/13/2021	11/15/2021	EUR	(475)	(550)
	0.160	08/13/2021	11/15/2021	GBP	(580)	(781)
	0.300	07/09/2021	10/07/2021		$(5,903)	(5,907)
	0.450	07/22/2021	01/21/2022		(1,847)	(1,849)
	0.600	09/14/2021	03/14/2022		(2,378)	(2,379)
CIB	0.070	09/14/2021	10/14/2021		(5,429)	(5,430)
	0.080	08/13/2021	10/13/2021		(288)	(288)
	0.500	09/10/2021	10/13/2021		(4,965)	(4,967)
	0.500	09/28/2021	10/14/2021		(4,057)	(4,057)
	0.530	08/13/2021	10/13/2021		(2,118)	(2,120)
	0.530	08/27/2021	10/12/2021		(1,570)	(1,571)
IND	0.300	07/21/2021	01/20/2022		(2,961)	(2,963)
	0.300	08/16/2021	03/09/2022		(94)	(94)
JML	(0.500)	08/19/2021	11/16/2021	EUR	(899)	(1,040)
	(0.400)	08/19/2021	11/05/2021		(1,883)	(2,180)
	(0.350)	08/19/2021	11/16/2021		(523)	(606)
	0.200	09/24/2021	10/07/2021		$(3,211)	(3,211)
	0.400	08/26/2021	10/08/2021		(2,032)	(2,033)
	0.400	08/26/2021	10/13/2021		(297)	(297)
RDR	0.270	09/24/2021	01/20/2022		(768)	(768)
	0.270	10/01/2021	01/20/2022		(1,476)	(1,476)
SOG	0.330	07/02/2021	10/01/2021		(822)	(822)
	0.330	07/06/2021	10/06/2021		(1,610)	(1,611)
	0.330	07/12/2021	10/12/2021		(283)	(283)
	0.430	07/12/2021	10/12/2021		(683)	(684)
	0.450	07/01/2021	10/01/2021		(3,017)	(3,021)
	0.450	07/02/2021	10/01/2021		(3,944)	(3,948)
	0.450	07/30/2021	10/01/2021		(227)	(227)
	0.500	08/20/2021	02/22/2022		(746)	(746)
	0.500	10/01/2021	04/01/2022		(6,872)	(6,872)
TDM	0.220	08/03/2021	TBD(2)		(947)	(947)
	0.220	08/04/2021	TBD(2)		(497)	(497)
	0.220	08/09/2021	TBD(2)		(515)	(515)
	0.220	08/18/2021	TBD(2)		(3,339)	(3,340)
	0.220	09/01/2021	TBD(2)		(1,996)	(1,996)
	0.220	09/01/2021	08/30/2023		(698)	(698)
	0.250	09/14/2021	TBD(2)		(214)	(214)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

UBS				0.400			08/16/2021	10/14/2021	(1,696)		(1,697)
				0.420			08/04/2021	11/04/2021	(7,385)		(7,390)
				0.420			09/30/2021	11/04/2021	(766)		(765)
				0.420			10/01/2021	11/04/2021	(239)		(239)

Total Reverse Repurchase Agreements											$(269,684)

SHORT SALES:
Description							Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.8)%
Uniform Mortgage-Backed Security, TBA							2.000%	11/01/2036	$300	$(308)	$(308)
Uniform Mortgage-Backed Security, TBA							2.000	11/01/2051	1,950	(1,964)	(1,952)

Total Short Sales (0.8)%										$(2,272)	$(2,260)

(n)	Securities with an aggregate market value of $259,059 and cash of $340 have been pledged as collateral under the terms of master agreements as of September 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(235,946) at a weighted average interest rate of 0.346%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2026	1.008%		$2,300	$(42)	$42	$0	$0	$(1)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.716	EUR	3,500	(381)	262	(119)	5	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.876		300	(27)	13	(14)	0	0

							$(450)	$317	$(133)	$5	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

iTraxx Asia ex-Japan 36 5-Year Index	1.000%	Quarterly		12/20/2026	$900		$6	$1	$7	$2	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2052	GBP	3,500	$(61)	$375	$314	$52	$0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	96,800	(34)	(119)	(153)	0	0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		4,100	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		4,200	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	7.655	Maturity	01/02/2024		79,200	0	(416)	(416)	0	(24)
Pay	3-Month CAD-Bank Bill	3.300	Semi-Annual	06/19/2024	CAD	11,200	624	(41)	583	2	0
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		3,800	(534)	(117)	(651)	14	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		$25,000	64	(247)	(183)	0	(1)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	12/18/2022		101,000	49	(182)	(133)	0	(6)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2023		3,400	(76)	26	(50)	0	0
Receive(5)	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		85,300	(4)	(20)	(24)	19	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		32,500	(1,241)	(1,154)	(2,395)	0	(3)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		14,000	46	(459)	(413)	0	(6)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		8,400	399	(808)	(409)	0	(5)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		75,556	(4,247)	393	(3,854)	97	0
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	08/17/2028		3,800	0	(31)	(31)	0	(6)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	08/25/2028		11,363	0	(50)	(50)	0	(16)
Pay(5)	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		66,541	1,190	(698)	492	98	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		65,000	5,159	3,144	8,303	125	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		4,500	(68)	109	41	9	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		4,805	28	173	201	0	(11)
Receive(5)	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		19,500	(299)	(28)	(327)	0	(54)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

Receive(5)	3-Month USD-LIBOR	1.350	Semi-Annual	02/03/2032	95,700	(718)	3,160	2,442	0	(268)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	4,400	(32)	(133)	(165)	0	(13)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	4,100	(10)	97	87	0	(11)
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050	1,400	(5)	(5)	(10)	0	(4)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	12/11/2050	17,500	36	2,819	2,855	0	(30)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050	9,000	909	346	1,255	0	(17)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	04/07/2051	3,500	0	292	292	0	(10)
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	04/08/2051	14,600	0	(508)	(508)	45	0
Pay	3-Month ZAR-JIBAR	5.873	Quarterly	05/12/2026	ZAR	149,000	(3)	(51)	(54)	3	0
Pay	6-Month CZK-PRIBOR	1.800	Annual	05/17/2026	CZK	146,800	0	(227)	(227)	0	(57)
Receive	6-Month EUR-EURIBOR	0.260	Annual	09/06/2024	EUR	15,100	2	(329)	(327)	0	(2)
Pay	6-Month HUF-BBR	2.121	Annual	05/17/2026	HUF	2,037,400	0	(217)	(217)	0	(7)
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	MXN	59,400	7	(70)	(63)	2	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023	39,200	(1)	(42)	(43)	1	0

$1,180	$4,972	$6,152	$467	$(551)

Total Swap Agreements	$736	$5,290	$6,026	$474	$(552)

Cash of $11,933 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2021	$17,524	GBP	12,960	$0	$(62)
10/2021	1,124	PEN	4,421	0	(55)
11/2021	GBP	12,960	$17,525	62	0
01/2022	CZK	1,631	76	1	0
06/2022	PEN	705	169	1	0
BPS	10/2021	EUR	520	615	13	0
10/2021	MXN	740	36	1	0
10/2021	$184	EUR	157	0	(2)
10/2021	3,053	GBP	2,217	0	(65)
CBK	10/2021	PEN	12,482	$3,029	10	0
10/2021	$2,330	GBP	1,689	0	(54)
10/2021	3,085	PEN	12,609	0	(35)
11/2021	EUR	426	$493	0	(1)
11/2021	HUF	20,130	69	4	0
11/2021	MXN	2,029	100	2	0
11/2021	PEN	1,231	300	2	0
03/2022	11,415	2,756	20	0
05/2022	$175	PEN	715	0	(4)
DUB	10/2021	PEN	3,616	$915	40	0
10/2021	$874	PEN	3,615	0	0
GLM	10/2021	PEN	8,168	$2,073	98	0
10/2021	$1,976	PEN	8,168	0	0
11/2021	HUF	51,425	$174	8	0
12/2021	$36	ZAR	526	0	(2)
12/2021	ZAR	2,142	$140	0	(1)
01/2022	$105	PEN	435	0	(1)
HUS	10/2021	CAD	202	$160	1	0
10/2021	PEN	95	26	3	0
10/2021	$801	EUR	685	0	(7)
12/2021	PEN	88	$24	2	0
12/2021	$48	ZAR	689	0	(2)
JPM	10/2021	CZK	6,215	$287	3	0
MYI	11/2021	HUF	10,317	35	2	0
SCX	10/2021	EUR	24,063	28,423	550	0
10/2021	GBP	16,866	23,113	388	0
11/2021	EUR	23,741	27,529	14	0
12/2021	PEN	52	14	1	0
SOG	11/2021	HUF	11,013	37	2	0
TOR	10/2021	$37	MXN	740	0	(1)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

01/2022	MXN	740	$36	1	0

Total Forward Foreign Currency Contracts	$1,229	$(292)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$27,996	$11,985	$39,981
Corporate Bonds & Notes
Banking & Finance	0	45,047	3,362	48,409
Industrials	0	130,660	5,089	135,749
Utilities	0	26,476	0	26,476
Convertible Bonds & Notes
Banking & Finance	0	748	0	748
Municipal Bonds & Notes
California	0	102	0	102
Illinois	0	165	0	165
Puerto Rico	0	1,643	0	1,643
West Virginia	0	2,743	0	2,743
U.S. Government Agencies	0	344,191	0	344,191
Non-Agency Mortgage-Backed Securities	0	52,576	0	52,576
Asset-Backed Securities	0	15,579	5,466	21,045
Sovereign Issues	0	23,177	0	23,177
Common Stocks
Communication Services	2,495	0	1,190	3,685
Energy	520	0	6	526
Industrials	0	46	3,528	3,574
Materials	0	0	2,805	2,805
Warrants
Information Technology	0	0	673	673
Preferred Securities
Banking & Finance	0	22,804	0	22,804
Industrials	0	136	0	136
Real Estate Investment Trusts
Real Estate	2,166	0	0	2,166
Corporate Bonds & Notes	0	0	0	0
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	1,531	0	1,531
Argentina Treasury Bills	0	109	0	109
U.S. Treasury Bills	0	20,180	0	20,180
U.S. Treasury Cash Management Bills	0	100	0	100

$5,181	$716,009	$34,104	$755,294

Total Investments	$5,181	$716,009	$34,104	$755,294

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	0	0	0	0
U.S. Government Agencies	0	(2,260)	0	(2,260)

$0	$(2,260)	$0	$(2,260)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	474	0	474
Over the counter	0	1,229	0	1,229

$0	$1,703	$0	$1,703
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(552)	0	(552)
Over the counter	0	(292)	0	(292)

$0	$(844)	$0	$(844)

Total Financial Derivative Instruments	$0	$859	$0	$859

Totals	$5,181	$714,608	$34,104	$753,893

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2021:
Category and Subcategory	Beginning Balance at 06/30/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2021 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$2,996	$703	$(63)	$1	$(73)	$73	$8,350	$(1)	$11,986	$(6)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

Corporate Bonds & Notes
Banking & Finance	3,320	0	0	0	0	41	0	0	3,361	42
Industrials	0	0	(126)	0	0	0	5,215	0	5,089	0
Asset-Backed Securities	5,781	0	0	0	0	(316)	0	0	5,465	(317)
Common Stocks
Communication Services	1,282	0	0	0	0	(91)	0	0	1,191	(91)
Energy	0	6	0	0	0	0	0	0	6	0
Industrials	3,630	0	0	0	0	(102)	0	0	3,528	(102)
Materials(2)	2,817	0	0	0	0	(12)	0	0	2,805	(12)
Warrants
Information Technology	626	0	0	0	0	47	0	0	673	47

Totals	$20,452	$709	$(189)	$1	$(73)	$(360)	$13,565	$(1)	$34,104	$(439)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory		Ending Balance at 09/30/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$705	Proxy Pricing			Base Price		%	99.250	—
		11,281	Third Party Vendor			Broker Quote			60.000-99.750	99.507
Corporate Bonds & Notes
Banking & Finance		3,361	Discounted Cash Flow			Discount Rate			4.630	—
Industrials		5,089	Indicative Market Quotation			Broker Quote		BRL	53.600	—
Asset-Backed Securities		5,465	Proxy Pricing			Base Price		%	8,080.938-39,557.973	20,499.327
Common Stocks
Communication Services		1,191	Reference Instrument			Liquidity Discount			10.000	—
Energy		6	Other Valuation Techniques(3)			—			—	—
Industrials		3,528	Discounted Cash Flow			Discount Rate			14.000	—
Materials		2,805	Comparable Companies			EBITDA Multiple		x	8.850	—
Warrants
Information Technology		673	Comparable Companies			EBITDA Multiple			4.400	—

Total		$34,104

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Sector type updated from Financials to Materials since prior fiscal year end.
(3)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund's investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BOS	BofA Securities, Inc.	FICC	Fixed Income Clearing Corporation	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce	JML	JP Morgan Securities Plc	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
CAD	Canadian Dollar	HUF	Hungarian Forint	ZAR	South African Rand
CZK	Czech Koruna	MXN	Mexican Peso

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate	US0003M	ICE 3-Month USD LIBOR
LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BABs	Build America Bonds	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"